Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net Income	$ 687,888	$ 4,267,542	$ 2,625,817
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	1,307,518	195,187	324,345
Depreciation and amortization	310,343	243,905	233,353
Deferred tax benefit	(334,045)	(47,802)	(84,246)
Non-cash lease expense	84,552	107,139	89,977
Loss/(gain) from disposal of property and equipment	(1,237)		19,300
Changes in assets and liabilities:
Accounts receivable	(3,001,954)	(9,259,862)	(5,672,992)
Advance to suppliers	(7,542,591)	1,440,794	(2,531,334)
Amounts due from related parties			153,586
Prepaid expenses and other current assets	1,533,471	(1,504,345)	(44,002)
Operating lease right-of-use assets	(563,300)
Other non-current assets	(10,050,789)	268,433	(252,816)
Accounts payable	(898,452)	(1,130,593)	49,588
Deferred revenue	(1,599,990)	(275,888)	1,762,730
Taxes payable	295,333	1,592,715	721,743
Accrued liabilities and other payables	156,840	(52,007)	54,234
Due to a related party	(225,000)	225,000
Operating lease liability	476,367	(107,550)	(54,112)
Net cash provided by (used in) operating activities	(19,365,046)	(4,037,332)	(2,604,829)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(82,733)		(1,716)
Proceed from disposal of property and equipment			4,977
Purchase of intangible asset	(720,000)
Net cash (used in) provided by investing activities	(802,733)		3,261
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	3,433,810	6,341,729	1,838,833
Repayments of short-term bank loans	(4,956,629)	(3,472,851)	(1,981,799)
Proceeds from long-term bank loans	(245,791)	1,811,922
Repayments of long-term bank loans
Proceeds from issuance of shares	33,630,162		3,817,842
Payment for deferred offering costs	1,197,380	(729,977)	(409,743)
Net cash provided by financing activities	33,058,932	3,950,823	3,265,133
Effect of exchange rate changes	184,902	47,349	40,083
Net increase (decrease) in cash	13,076,055	(39,160)	703,648
Cash at beginning of year	1,319,977	1,359,137	655,489
Cash at end of year	14,396,032	1,319,977	1,359,137
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	398,370	34,765	17,408
Interest expense paid	$ 56,733	$ 235,361	$ 126,095